Address: 201 Center Road, Suite Two Venice, Florida 34285 Email: cfunds@ctrust.com Internet: www.ctrust.com/cfunds.htm	C/Funds Group, Inc. Mutual Fund Series	Directors: D. Bruce Chittock, Chairman Deborah C. Pecheux James R. Woods R. G. "Kelly" Caldwell, Jr., President

FILED VIA EDGAR

February 28, 2006

Securities and Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC 20549

Re:	File #2-96218d, 1933 Act re. registration of C/Funds Group, Inc. File #811-4246, 1940 Act re. registration of C/Funds Group, Inc.

Dear Commission:

I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement or amendment filed February 22, 2006.

I further certify that the text of the most recent registration statement or amendment has been filed electronically with the EDGAR system.

This certification is to comply with the "Definitive Material" requirement. If any further information is required, please contact our office as soon as possible.

Sincerely,

/s/ Roland G. Caldwell, Jr.

Roland G. Caldwell, Jr.
President